Business and summary of significant accounting policies (Policies)	9 Months Ended
Sep. 30, 2013
Business and summary of significant accounting policies [Abstract]
Principles of consolidation

Principles of consolidation:

The accompanying consolidated financial statements of THE ONE GROUP, LLC and Subsidiaries include the accounts of THE ONE GROUP, LLC ("THE ONE GROUP") and its subsidiaries, Little West 12 th LLC ("Little West 12 th" ), One-LA, L.P. ("One LA"), Bridge Hospitality, LLC ("Bridge"), STK-LA, LLC ("STK-LA"), WSATOG (Miami), LLC ("WSATOG"), STK Miami Service, LLC ("Miami Services"), STK Miami, LLC ("STK Miami"), Basement Manager, LLC ("Basement Manager"), JEC II, LLC ("JEC II"), One TCI Ltd. ("One TCI"), One Marks, LLC ("One Marks"), MPD Space Events LLC ("MPD"), One 29 Park Management, LLC ("One 29 Park Management"), STK-Midtown Holdings, LLC ("Midtown Holdings"), STK Midtown, LLC ("STK Midtown"), STKout Midtown, LLC ("STKout Midtown"), STK Atlanta, LLC ("STK Atlanta"), STK-Las Vegas, LLC ("STK Vegas"), One Atlantic City, LLC ("One Atlantic City"), Asellina Marks LLC ("Asellina Marks") , Heraea Vegas, LLC ("Heraea"), Xi Shi Las Vegas, LLC ("Xi Shi Las Vegas"), T.O.G (UK) Limited ("TOG UK"), Hip Hospitality Limited ("Hip Hospitality UK"), T.O.G (Aldwych) Limited ("TOG Aldwych"), CA (Aldwych) Limited ("CA Aldwych "), BBCLV, LLC ("BBCLV") and STK DC, LLC ("STK DC"). The entities are collectively referred to herein as the "Company" or "Companies," as appropriate, and are consolidated on the basis of common ownership and control. All significant intercompany balances and transactions have been eliminated in consolidation.

Unaudited interim financial information

Unaudited interim financial information:

The accompanying consolidated balance sheet as of September 30, 2013, the consolidated statements of operations and comprehensive loss, changes in equity, and cash flows for the nine months ended September 30, 2013 and 2012 are unaudited. The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company's financial position and results of operations and cash flows for the nine months ended September 30, 2013 and 2012. The financial data and the other information disclosed in these notes to the condensed consolidated financial statements related to these nine month periods are unaudited. Certain information and disclosures included in the annual consolidated financial statements have been omitted for the interim periods disclosed pursuant to the rules and regulations of the SEC. The results of the nine months ended September 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013 or for any other interim period or other future year.

Restatement

Restatement:

Subsequent to the issuance of the 2011 consolidated financial statements on July 26, 2012, it was determined that certain entities included in the consolidated financial statements did not meet the requirements to be consolidated. Further, as a result, the Company restated its previously issued consolidated financial statements for the year ended December 31, 2011.

In addition to correcting the error noted previously, the Company has made certain reclassifications to the 2011 consolidated financial statements to conform to the 2012 presentation.

In order to correct the items described above, the 2011 consolidated financial statements were restated as follows:

Consolidated Balance Sheet

December 31, 2011

	As Originally Reported	Other Reclassifications	Effect of Correction of Error	As Restated

Current assets	$5,612,436		$(68,947)	$5,543,489
Property and equipment, net	$20,701,603		$(1,699,611)	$19,001,992
Investments	$419,000		$1,412,531	$1,831,531
Other assets	$1,183,469		$1,470	$1,184,939
Total assets	$27,916,508		$(354,557)	$27,561,951

Current liabilities	$6,170,115	$1,250,000	$(41,848)	$7,378,267
Other liabilities	$12,580,642	$(1,250,000)	$-	$11,330,642
Total liabilities	$18,750,757	$-	$(41,848)	$18,708,909

Members' Equity:
The One Group LLC members' equity	$1,554,292		$200,971	$1,755,263
Noncontrolling interest	$7,611,459		$(513,680)	$7,097,779
Total equity	$9,165,751		$(312,709)	$8,853,042

Total liabilities and members equity	$27,916,508		$(354,557)	$27,561,951

Consolidated Statement of Operations and Comprehensive Income

Year Ended December 31, 2011

	As Originally Reported	Reclass- ifications for Discontinued Operations	Other Reclass- ifications	Effect of Correction of Error	As Restated

Total revenues	$42,822,529		$3,269,132		$46,091,661
Food and beverage costs	$(10,532,896)		$20,492		$(10,512,404)
Unit operating expenses	$(24,779,728)		$(2,090,205)		$(26,869,933)
General and administrative , net	$(4,154,520)		$2,294,793	$14	$(1,859,713)
Management and royalty fees	$2,120,701		$(2,436,279)	$(75,711)	$(391,289)
Pre-opening expenses	$(2,162,639)	$322,061		$658,191	$(1,182,387)
Equity in (income) of Subsidiaries	$-			$(95,202)	$(95,202)
Other (income) expense	$1,073,896	$(97,753)	$(1,057,933)	$-	$(81,790)
Income (loss) from continuing operations before provision for income taxes	$2,239,314	$224,308		$487,291	$2,950,913
Income from continuing Operations	$2,043,081	$224,308		$487,291	$2,754,680
Discontinued operations	$(663,373)	$(224,308)			$(887,681)
Net income	$1,379,708			$487,291	$1,866,999
Less: net income attributable to noncontrolling interest	$577,706			$286,320	$864,026
Net income attributable to The One Group, LLC and Subsidiaries	$802,002			$200,971	$1,002,973

Consolidated Statement of Changes in Members' Equity

Year Ended December 31, 2011

	As Originally Reported	Effect of Correction of Error	As Restated
The One Group, LLC and Subsidiaries equity:
Net income	$802,002	$200,971	$1,002,973
Totals	$1,554,292	$200,971	$1,755,263
Noncontrolling interest:
Net income	$577,706	$286,320	$864,026
Members' contributions	$957,000	$(800,000)	$157,000
Totals	$7,611,459	$(513,680)	$7,097,779

Total equity	$9,165,751	$(312,709)	$8,853,042

Statement of Cash Flows

Year Ended December 31, 2011

	As Originally Reported	Effect of Correction of Error	As Restated
Operating activities:
Net income	$1,379,708	$487,291	$1,866,999
Loss on equity method investment	$-	$95,202	$95,202
Changes in operating assets and liabilities:
Current assets	$(252,252)	$159,530	$(92,722)
Current liabilities	$1,746,005	$(50,357)	$1,695,648
Other assets	$(30,501)	$51,031	$20,530
Net cash provided by operating activities	$5,733,960	$742,697	$6,476,657

Investing activities:
Purchase of property and equipment	$(9,160,949)	$1,699,611	$(7,461,338)
Investments in unconsolidated investees	$51,000	$(1,507,733)	$(1,456,733)
Due from related parties	$(131,188)	$(98,667)	$(229,855)
Other	$52,501	$(52,501)	$-
Net cash provided by (used in) investing activities	$(9,188,636)	$40,710	$(9,147,926)

Financing activities:
Cash overdraft	$12,135	$8,510	$20,645
Contributions from members	$957,000	$(800,000)	$157,000
Net cash provided by (used in) financing activities	$2,908,338	$(791,490)	$2,116,848

Net decrease in cash	$(546,338)	$(8,083)	$(554,421)

Cash and cash equivalents, beginning of year	$2,291,165	$-	$2,291,165

Cash and cash equivalents, end of year	$1,744,827	$(8,083)	$1,736,744

Use of estimates

Use of estimates:

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Investments

Investments:

Investee companies that are not consolidated, but over which the Company exercises significant influence, are accounted for under the equity method of accounting. Under the equity method of accounting, an Investee company's accounts are not reflected within the Company's consolidated balance sheets and statements of operations and comprehensive (loss) income; however, the Company's share of the earnings or losses of the Investee company is reflected in the caption ''Equity in loss of Investee companies'' in the consolidated statements of operations and comprehensive loss. The Company's carrying value in an equity method Investee company is reflected in the caption ''Investments'' in the Company's consolidated balance sheets.

When the Company's carrying value in an equity method Investee company is reduced to zero, no further losses are recorded in the Company's consolidated financial statements unless the Company guaranteed obligations of the Investee company. When the Investee company subsequently reports income, the Company will not record its share of such income until it equals the amount of its share of losses not previously recognized. See Note 8 for names of entities accounted for under the equity method and the Company's percentage interest in such entities.

Fair value of financial instruments

Fair value of financial instruments:

The carrying amount of cash, receivables, accounts payable, accrued expenses, member loans and line of credit approximate fair value due to the immediate or short-term maturity of these financial instruments. The fair value of notes payable is determined using current applicable rates for similar instruments as of the balance sheet date and approximates the carrying value of such debt.

Cash and cash equivalents

Cash and cash equivalents:

The Company's cash and cash equivalents are defined as cash and short-term highly liquid investments with an original maturity of three months or less from the date of purchase. The Company's cash and cash equivalents consist of cash in banks as of September 30, 2013 and December 31, 2012 and 2011.

Concentrations of credit risk

Concentrations of credit risk:

Financial instruments, which potentially subject the Company to concentrations of credit risk, consist primarily of cash and accounts receivable, which include credit card receivables. At times, the Company's cash may exceed federally insured limits. At September 30, 2013, the Company has cash balances in excess of federally insured limits in the amount of approximately $327,000. Concentrations of credit risk with respect to credit card receivables are limited. Credit card receivables are anticipated to be collected within three business days of the transaction.

The Company closely monitors the extension of credit to its noncredit card customers while maintaining allowances for potential credit losses, if required. On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts, if required, based on a history of past write-offs and collections and current credit considerations. The allowance for uncollectible accounts receivable totaled $164,004 at both September 30, 2013 and December 31, 2012 and $0 as of December 31, 2011. The determination of the allowance for uncollectible accounts receivable includes a number of factors, including the age of the accounts, past experience with the accounts, changes in collection patterns and general industry conditions.

As of September 30, 2013, December 31, 2012 and 2011, amounts owed from hotels accounted for approximately 66%, 65% and 37% of accounts receivable, respectively, and amounts owed from the landlord at Midtown accounted for approximately 7%, 6% and 27% of accounts receivable, respectively.

Noncontrolling interest

Noncontrolling interest:

Noncontrolling interest related to the Company's ownership interests of less than 100% is reported as noncontrolling interest in the consolidated balance sheets. The noncontrolling interest in the Company' earnings is reported as net income (loss) attributable to the noncontrolling interest in the consolidated statements of operations and comprehensive (loss) income.

Foreign currency translation

Foreign currency translation:

Assets and liabilities of foreign operations are translated into U.S. dollars at year end exchange rates and revenues and expenses are translated at average monthly exchange rates. Gains or losses resulting from the translation of foreign subsidiaries represent other comprehensive income (loss) and are accumulated as a separate component of members' equity. Currency transaction gains or losses are recorded as other income (expense) in the consolidated statements of operations and comprehensive loss amounted to $0 for the nine months ended September 30, 2013 and the years ended December 31, 2012, 2011 and 2010.

Accounts receivable

Accounts receivable:

Accounts receivable is primarily comprised of normal business receivables such as credit card receivables, landlord contributions, management and incentive fees and other reimbursable amounts due from hotel operators where the Company has a location, and are recorded when the products or services have been delivered or rendered at the invoiced amounts.

Inventory	Inventory: The Company's inventory consists of food, liquor and other beverages and is valued at the lower of cost, on a first-in first-out basis, or market.
Property and equipment

Property and equipment:

Property and equipment are stated at cost and depreciated using the straight-line method over estimated useful lives as follows:

Computer and equipment	5-7 years
Furniture and fixtures	5-7 years

Restaurant supplies are capitalized during initial year of operations. All supplies purchased subsequent are charged to operations as incurred. Leasehold improvements are amortized on the straight-line method over the lesser of the estimated useful life of the assets or the lease term. Costs of maintenance and repairs are charged to operations as incurred. Any major improvements and additions are capitalized.

Impairment of long-lived assets

Impairment of long-lived assets:

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. In performing a review for impairment, the Company compares the carrying value of the assets with their estimated future undiscounted cash flows. If it is determined that an impairment has occurred, the loss would be recognized during that period. The impairment loss is calculated as the difference between the asset carrying values and the present value of estimated net cash flows or comparable market values. No impairment was recognized during the nine months ended September 30, 2013. In 2012, management determined that 100% of the property and equipment for BBCLV were impaired. An impairment charge of $5,059,495 is recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2012.

In 2012, management decided to close One Atlantic City and STKout Midtown due to continuing losses. As a result, certain assets were deemed impaired. An impairment charge of $74,057 is recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2012.

In 2010, management decided to close The Collective due to continuing losses. As a result, all renovations made to the restaurant were deemed impaired and an impairment charge of $304,858 was recorded in discontinued operations in the Company's consolidated statements of operations and comprehensive loss in 2010.

Deferred rent

Deferred rent:

Deferred rent represents the net amount of the excess of recognized rent expense over scheduled lease payments and recognized sublease rental income over sublease receipts. Deferred rent also includes the landlord's contribution towards construction (lease incentive), that will be amortized over the lease term. For rent expense, the Company straight lines the expense.

Pre-opening expenses	Pre-opening expenses: Costs of pre-opening activities are expensed as incurred.
Revenue recognition

Revenue recognition:

Revenue consists of restaurant sales, management, incentive and royalty fee revenues. The Company recognizes restaurant revenues when goods and services are provided. Revenue for management services (inclusive of incentive fees) are recognized when services are performed or earned and fees are billable. Royalty fees are recognized as revenue in the period the licensed restaurants' revenues are earned.

Deferred revenue

Deferred revenue:

Deferred revenue represents gift certificates outstanding and deposits on parties. The Company recognizes this revenue when the gift certificates are redeemed and/or the parties are held.

Taxes collected from customers	Taxes collected from customers: The Company accounts for sales taxes collected from customers on a net basis (excluded from revenues).
Income taxes

Income taxes:

The Company is not a taxpaying entity for Federal or state income tax purposes. Accordingly, no Federal or state income tax expense has been recorded in the accompanying consolidated financial statements. Income or loss of the Company is allocated to the members for inclusion in their individual income tax returns. The Company is however, liable for New York City unincorporated business tax. In addition, four of the entities included in the consolidated financial statements are foreign entities (UK entities). These companies remain liable for local statutory taxes which have been provided for in the consolidated financial statements.

The Company accounts for income taxes pursuant to the asset and liability method which requires deferred income tax assets and liabilities to be computed for temporary differences between the consolidated financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the temporary differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company has no unrecognized tax benefits at December 31, 2012 and September 30, 2013. The Company's U.S. Federal, state and local income tax returns prior to fiscal year 2010 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. The Company's foreign income tax returns prior to fiscal year 2011 are closed and management continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings.

The Company recognizes interest and penalties associated with uncertain tax positions as part of the income tax provision and includes accrued interest and penalties with the related tax liability in the consolidated balance sheets.

Advertising

Advertising:

The Company expenses the cost of advertising and promotions as incurred. Advertising expense included in continuing operations amounted to $1,614,090, $1,175,101 and $1,552,557 in 2012, 2011 and 2010, respectively.

Comprehensive income (loss)

Comprehensive income (loss):

Comprehensive income (loss) consists of two components, net income (loss) and other comprehensive income (loss). The Company's other comprehensive income (loss) is comprised of foreign currency translation adjustments. The amount of other comprehensive loss related to the foreign currency adjustment amounted to $105,711 and $(12,092) as of September 30, 2013 and December 31, 2012, respectively, and $0 as of December 31, 2011.

Recent accounting pronouncements

Recent accounting pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued guidance requiring disclosure of amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present either on the face of the statement of operations or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required to be reclassified to net income in its entirety in the same reporting period. For amounts not reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures that provide additional detail about those amounts. This guidance is effective prospectively for the Company for annual and interim periods beginning January 1, 2013. The Company believes that the impact of this standard will not have a material impact on its consolidated financial statements.